Cover	Feb. 13, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2025
Entity File Number	333-274434
Entity Registrant Name	FREYR Battery, Inc.
Entity Central Index Key	0001992243
Entity Tax Identification Number	93-3205861
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1211 E 4th St
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78702
City Area Code	409
Local Phone Number	599-5706
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 par value
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FREY
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Common Stock at an exercise price for $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Common Stock at an exercise price for $11.50 per share
Trading Symbol	FREY WS
Security Exchange Name	NYSE